Derivatives - Income Statement (Details) - Derivatives not designated as hedges [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	$ (35,985)	$ (67,590)	$ (37,037)
Included in net foreign exchange gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(50,854)	(32,689)	38,589
Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	14,869	(34,901)	(75,626)
Foreign exchange forward contracts | Included in net foreign exchange gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(53,437)	(29,217)	39,399
Foreign currency option contracts | Included in net foreign exchange gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	2,583	(3,472)	(810)
Futures contracts | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(5,195)	(32,004)	(72,146)
Insurance-linked securities | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	3,813	(1,556)	230
Total return swaps | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(1,096)	1,390	(1,002)
Interest rate swaps | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	10,981	(8,101)	(15,871)
TBAs | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	6,366	2,877	13,166
Other [Member] | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	$ 0	$ 2,493	$ (3)